Significant accounting policies - Reporting entity (Details)	12 Months Ended
Dec. 31, 2021 tanker storage_unit
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers in operating fleet, more than | tanker	70
FSOs | North Oil Company
Disclosure of detailed information about property, plant and equipment [line items]
Number of floating storage units under service contracts | storage_unit	2